Tahoe Acquisition - Assumptions (Details)				12 Months Ended
	Feb. 22, 2019 USD ($) year $ / shares	Feb. 21, 2019 $ / shares	Feb. 21, 2019 $ / shares	Dec. 31, 2019 USD ($) year $ / shares	Dec. 31, 2018 USD ($) year	Feb. 22, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Expected volatility				37.10%	43.80%
Expected life | year				4.0	4.0
Expected dividend yield				1.00%	2.10%
Risk-free interest rate				2.00%	2.50%
Fair value | $				$ 8.34	$ 5.90
Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Expected volatility		40.75%	40.75%
Expected dividend yield		0.78%	0.78%
Risk-free interest rate		0.93%	0.93%
Fair value	$ 123,729.43					$ 163,273.36
CAD to USD exchange rate					0.7578
Common Shares [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Share price (per share) | (per share)		$ 19.01	$ 14.21
Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted (CAD$ per share)				$ 20.52
Bottom of range [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted (CAD$ per share)	$ 11.67
Expected life | year	0.2
Top of range [member]
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted (CAD$ per share)				$ 97.26
Top of range [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted (CAD$ per share)	$ 97.26
Expected life | year	1.0